Events (Unaudited) Subsequent to the date of the Independent Auditor's Report (Details) (USD $)				0 Months Ended		0 Months Ended
	Jul. 01, 2013	Jun. 30, 2013	Jan. 31, 2013	Apr. 16, 2014 Subsequent Event April 2014 Private Placement [Member]	Apr. 25, 2014 Subsequent Event April 2014 Private Placement [Member]	Apr. 16, 2014 Subsequent Event Warrants April 2014 Private Placement [Member] Customers	Apr. 16, 2014 Subsequent Event Control Account [Member] April 2014 Private Placement [Member]	Apr. 25, 2014 Subsequent Event Control Account [Member] April 2014 Private Placement [Member]
Subsequent Event [Line Items]
Principal amount				$ 4,575,000
Number of institutional and accredited investors						5
Convertible notes payable	100,000	100,000	250,000	4,003,125
Warrants issued to purchase shares of common stock						4,097,015
Notes bear annual interest, Terms				The Notes bear annual interest of 8.61%, which increases to 15% if there is an event of default (as defined in the Notes).
Initial conversion price				$ 0.67
Conversion Price Description				Beginning on July 1, 2014, we will pay to the Note holder an amount equal to (i) one-sixteenth (1/16th) of the original principal amount of the Note (or the principal outstanding on such date, if less) plus (ii) the accrued and unpaid interest with respect to such principal plus (iii) the accrued and unpaid late charge (if any) with respect to such principal and interest (each, an "Installment Amount"). The Holder has the ability to defer such monthly payment s in its sole discretion. Up to four times prior to maturity of the Notes, each holder may accelerate payment of the sum of the following: (a) the Installment Amount, (b) any Installment Amount which payment such Note holder previously deferred, and (c) any accrued and unpaid interest and late charges, if any; provided, however, that any such accelerated amount shall not be greater than two times the amount set forth in clause (a) above.
Conversion amount redeemed percentage				115.00%
Initial exercise price				0.78
Initial issuance, Term				18 months		60 months
Gross proceeds				4,000,000			2,300,000
Transaction expenses				250,000
Percentage of shares issuable under notes and warrants.				135.00%
Proceeds received for working capital				1,500,000
Cash					$ 3,200,000			$ 2,300,000